Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2020	Dec. 31, 2019
Statement of Financial Position [Abstract]
Common stock, par value	$ 0.003	$ 0.003
Common stock, shares authorized	167,991,442	167,991,442
Common stock, shares issued	131,467,935	65,493,842
Common stock, shares outstanding	131,467,935	65,493,842